Daily Income Fund Investment Strategy - Daily Income Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Daily Income Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are fully collateralized in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (“Rule 2a-7”). The Fund may include in this 99.5% test other money market funds that qualify as government money market funds under Rule 2a-7 (“government money market funds”). Because the Daily Income Fund is a “money market fund” and its potential investments are limited by Rule 2a-7, its ability to earn maximum current income will also be limited.The Fund invests in debt securities that are obligations of the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity. The U.S. Government securities in which the Fund invests may also include variable and floating rate instruments. In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are Government Securities, shares of other money market funds and securities determined to present minimal credit risks by Invesco Advisers, Inc. ("Invesco").Invesco may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.The Fund maintains a dollar-weighted average portfolio maturity, which is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of a Fund’s portfolio, of 60 days or less and a dollar-weighted average life, which reflects the average time it takes for a dollar of principal of the security to be repaid, of 120 days or less.The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable net asset value of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.